Insurance Contract Liabilities and Reinsurance Assets - Summary of Components of Gross and Net Insurance Contract Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance contract liabilities and reinsurance assets [abstract]
Reinsurance assets for investment contract liabilities	$ 128	$ 0